Intangible Assets other than Goodwill - Summary of Recognized Research and Development Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research And Development Expense [Abstract]
Research and development expense	₩ 689,397	₩ 700,642	₩ 735,715